Analysis of Group statement of financial position by segment - Accrued investment income and other debtors (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accrued investment income and other debtors
Interest receivable	£ 1,789	£ 1,975
Other	887	1,178
Total accrued investment income	2,676	3,153
Other debtors comprises:
Amounts due from Reinsurers	134	90
Other	2,417	2,520
Total other debtors	2,963	3,019
Total accrued investment income and other debtors	5,639	6,172
Policyholders
Other debtors comprises:
Amounts due from Policyholders and Intermediaries	408	403
Intermediaries
Other debtors comprises:
Amounts due from Policyholders and Intermediaries	4	6
Expected to be settled within one year
Other debtors comprises:
Total accrued investment income and other debtors	4,957	5,548
Expected to be settled after one year
Other debtors comprises:
Total accrued investment income and other debtors	£ 682	£ 624